Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 158,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	21,837.07
Total Offset Amount	21,837.07
Net Fee	$ 0.00